Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Revenues [Abstract]
Deferred Revenues

Deferred revenue related to the Company’s construction contracts for the years ended December 31, 2017 and 2018 are as follows which included in current and non-current non-financial liabilities in the consolidated statements of financial position:

		2017	2018
		In millions of won
Beginning balance	￦	7,825,765	8,325,181
Increase during the current year		978,389	875,930
Recognized as revenue during the current year		(478,973)	(594,548)

Ending balance	￦	8,325,181	8,606,563